Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	Gofba, Inc.
Entity Central Index Key	0001735092
Document Type	S-1
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	CA
Entity Tax Identification Number	94-3453342
Entity Address Address Line 1	3281 East Guasti Road
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Ontario
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91761
City Area Code	909
Local Phone Number	212-7662
Amendment Description	This Post-Effective Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-225254) (the “Registration Statement”) of Gofba, Inc., a California corporation (“Gofba”), as amended and as originally declared effective by the Securities and Exchange Commission (the “SEC”) on November 12, 2019, is being filed to (i) include the information contained in Gofba’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, (ii) include the information contained in Gofba’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2023, (iii) update certain other information in the Registration Statement, and (iii) extend the termination date of the offering from March 31, 2022 to December 31, 2023. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 4. All applicable registration fees were paid at the time of the original filing of the Registration Statement.